INVESTMENTS IN AFFILIATED AND OTHER COMPANIES (Tables)	12 Months Ended
Dec. 31, 2017
Equity Method Investments and Joint Ventures [Abstract]
Schedule of investment in affiliated companies
Investment in affiliated companies

	US dollars
	December 31,
(in thousands)	2017	2016
Bringg (see 1 below)	6,090	3,408
RTI (see 2 below)	4,621	8,387
IRT (see 2 below)	2,734	(266)
IRTA (see 2 below)	(301)	446
HK (see 2 below)	1,695	-
	14,839	11,975